STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 006 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participant	$ 200,319
Employer	124,059
Participant rollovers	29,954
Total contributions	354,332
Investment Income
Dividend income	2,584
Interest income from notes receivable from participants	6,047
Net increase in fair value of investments	1,092,752
Total investment income	1,101,383
Total additions	1,455,715
DEDUCTIONS
Benefits paid to participants	526,934
Administrative expenses	3,591
Total deductions	530,525
Net increase	925,190
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of year	5,976,662
End of year	$ 6,901,852